Statutory Reserves and Restricted Net Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory Accounting Practices [Line Items]
Retained Earnings, Appropriated	¥ 1,509
Restricted net assets		¥ 153,851	¥ 163,350	¥ 154,342
PRC
Statutory Accounting Practices [Line Items]
Required maximum percentage of statutory surplus reserve to registered capital		50.00%
Required minimum percentage of after tax profits to allocate to statutory common reserve		10.00%
Maximum
Statutory Accounting Practices [Line Items]
Percentage of profit appropriation made to reserve fund required amount of registered capital	50.00%